Shareholder Report, Holdings (Details)	Dec. 31, 2025
C000100250 [Member] | N R [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%	[1],[2]
C000100250 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[1],[2]
C000100250 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%	[1],[2]
C000100250 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%	[1],[2]
C000100250 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	19.90%	[1],[2]
C000100250 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	57.30%	[1],[2]
C000100250 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	12.50%	[1],[2]
C000100250 [Member] | Tobacco [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%	[1],[3]
C000100250 [Member] | Education [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%	[1],[3]
C000100250 [Member] | Housing [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%	[1],[3]
C000100250 [Member] | County City Special District School District [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%	[1],[3]
C000100250 [Member] | Health [Member]
Holdings [Line Items]
Percent of Total Investments	11.10%	[1],[3]
C000100250 [Member] | State [Member]
Holdings [Line Items]
Percent of Total Investments	13.80%	[1],[3]
C000100250 [Member] | Corporate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.20%	[1],[3]
C000100250 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%	[1],[3]
C000100250 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%	[1],[3],[4]
C000100250 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Total Investments	25.00%	[1],[3]
C000100250 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%	[1],[3]
C000038033 [Member] | N R [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%	[5],[6]
C000038033 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[5],[6]
C000038033 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%	[5],[6]
C000038033 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%	[5],[6]
C000038033 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	19.90%	[5],[6]
C000038033 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	57.30%	[5],[6]
C000038033 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	12.50%	[5],[6]
C000038033 [Member] | Tobacco [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%	[5],[7]
C000038033 [Member] | Education [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%	[5],[7]
C000038033 [Member] | Housing [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%	[5],[7]
C000038033 [Member] | County City Special District School District [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%	[5],[7]
C000038033 [Member] | Health [Member]
Holdings [Line Items]
Percent of Total Investments	11.10%	[5],[7]
C000038033 [Member] | State [Member]
Holdings [Line Items]
Percent of Total Investments	13.80%	[5],[7]
C000038033 [Member] | Corporate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.20%	[5],[7]
C000038033 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%	[5],[7]
C000038033 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%	[5],[7],[8]
C000038033 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Total Investments	25.00%	[5],[7]
C000038033 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%	[5],[7]
C000006118 [Member] | N R [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%	[9],[10]
C000006118 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[9],[10]
C000006118 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%	[9],[10]
C000006118 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%	[9],[10]
C000006118 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	19.90%	[9],[10]
C000006118 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	57.30%	[9],[10]
C000006118 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	12.50%	[9],[10]
C000006118 [Member] | Tobacco [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%	[9],[11]
C000006118 [Member] | Education [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%	[9],[11]
C000006118 [Member] | Housing [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%	[9],[11]
C000006118 [Member] | County City Special District School District [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%	[9],[11]
C000006118 [Member] | Health [Member]
Holdings [Line Items]
Percent of Total Investments	11.10%	[9],[11]
C000006118 [Member] | State [Member]
Holdings [Line Items]
Percent of Total Investments	13.80%	[9],[11]
C000006118 [Member] | Corporate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.20%	[9],[11]
C000006118 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%	[9],[11]
C000006118 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%	[9],[11],[12]
C000006118 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Total Investments	25.00%	[9],[11]
C000006118 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%	[9],[11]
C000100249 [Member] | N R [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%	[13],[14]
C000100249 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[13],[14]
C000100249 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%	[13],[14]
C000100249 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%	[13],[14]
C000100249 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	19.90%	[13],[14]
C000100249 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	57.30%	[13],[14]
C000100249 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	12.50%	[13],[14]
C000100249 [Member] | Tobacco [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%	[13],[15]
C000100249 [Member] | Education [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%	[13],[15]
C000100249 [Member] | Housing [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%	[13],[15]
C000100249 [Member] | County City Special District School District [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%	[13],[15]
C000100249 [Member] | Health [Member]
Holdings [Line Items]
Percent of Total Investments	11.10%	[13],[15]
C000100249 [Member] | State [Member]
Holdings [Line Items]
Percent of Total Investments	13.80%	[13],[15]
C000100249 [Member] | Corporate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.20%	[13],[15]
C000100249 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%	[13],[15]
C000100249 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%	[13],[15],[16]
C000100249 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Total Investments	25.00%	[13],[15]
C000100249 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%	[13],[15]
C000006121 [Member] | N R [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%	[17],[18]
C000006121 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[17],[18]
C000006121 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%	[17],[18]
C000006121 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%	[17],[18]
C000006121 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	19.90%	[17],[18]
C000006121 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	57.30%	[17],[18]
C000006121 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	12.50%	[17],[18]
C000006121 [Member] | Tobacco [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%	[17],[19]
C000006121 [Member] | Education [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%	[17],[19]
C000006121 [Member] | Housing [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%	[17],[19]
C000006121 [Member] | County City Special District School District [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%	[17],[19]
C000006121 [Member] | Health [Member]
Holdings [Line Items]
Percent of Total Investments	11.10%	[17],[19]
C000006121 [Member] | State [Member]
Holdings [Line Items]
Percent of Total Investments	13.80%	[17],[19]
C000006121 [Member] | Corporate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.20%	[17],[19]
C000006121 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%	[17],[19]
C000006121 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%	[17],[19],[20]
C000006121 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Total Investments	25.00%	[17],[19]
C000006121 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%	[17],[19]
C000006125 [Member] | N R [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[21],[22]
C000006125 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%	[21],[22]
C000006125 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%	[21],[22]
C000006125 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	39.10%	[21],[22]
C000006125 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	43.00%	[21],[22]
C000006125 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%	[21],[22]
C000006125 [Member] | Tobacco [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%	[21],[23]
C000006125 [Member] | Education [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%	[21],[23]
C000006125 [Member] | Housing [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%	[21],[23]
C000006125 [Member] | County City Special District School District [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%	[21],[23]
C000006125 [Member] | Health [Member]
Holdings [Line Items]
Percent of Total Investments	18.80%	[21],[23]
C000006125 [Member] | State [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%	[21],[23]
C000006125 [Member] | Corporate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	25.60%	[21],[23]
C000006125 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%	[21],[23]
C000006125 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Total Investments	26.90%	[21],[23]
C000038034 [Member] | N R [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[24],[25]
C000038034 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%	[24],[25]
C000038034 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%	[24],[25]
C000038034 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	39.10%	[24],[25]
C000038034 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	43.00%	[24],[25]
C000038034 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%	[24],[25]
C000038034 [Member] | Tobacco [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%	[24],[26]
C000038034 [Member] | Education [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%	[24],[26]
C000038034 [Member] | Housing [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%	[24],[26]
C000038034 [Member] | County City Special District School District [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%	[24],[26]
C000038034 [Member] | Health [Member]
Holdings [Line Items]
Percent of Total Investments	18.80%	[24],[26]
C000038034 [Member] | State [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%	[24],[26]
C000038034 [Member] | Corporate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	25.60%	[24],[26]
C000038034 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%	[24],[26]
C000038034 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Total Investments	26.90%	[24],[26]
C000006122 [Member] | N R [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[27],[28]
C000006122 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%	[27],[28]
C000006122 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%	[27],[28]
C000006122 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	39.10%	[27],[28]
C000006122 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	43.00%	[27],[28]
C000006122 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%	[27],[28]
C000006122 [Member] | Tobacco [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%	[27],[29]
C000006122 [Member] | Education [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%	[27],[29]
C000006122 [Member] | Housing [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%	[27],[29]
C000006122 [Member] | County City Special District School District [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%	[27],[29]
C000006122 [Member] | Health [Member]
Holdings [Line Items]
Percent of Total Investments	18.80%	[27],[29]
C000006122 [Member] | State [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%	[27],[29]
C000006122 [Member] | Corporate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	25.60%	[27],[29]
C000006122 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%	[27],[29]
C000006122 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Total Investments	26.90%	[27],[29]
C000006124 [Member] | N R [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[30],[31]
C000006124 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%	[30],[31]
C000006124 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%	[30],[31]
C000006124 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	39.10%	[30],[31]
C000006124 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	43.00%	[30],[31]
C000006124 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%	[30],[31]
C000006124 [Member] | Tobacco [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%	[30],[32]
C000006124 [Member] | Education [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%	[30],[32]
C000006124 [Member] | Housing [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%	[30],[32]
C000006124 [Member] | County City Special District School District [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%	[30],[32]
C000006124 [Member] | Health [Member]
Holdings [Line Items]
Percent of Total Investments	18.80%	[30],[32]
C000006124 [Member] | State [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%	[30],[32]
C000006124 [Member] | Corporate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	25.60%	[30],[32]
C000006124 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%	[30],[32]
C000006124 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Total Investments	26.90%	[30],[32]
C000038035 [Member] | N R [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[33],[34]
C000038035 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%	[33],[34]
C000038035 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%	[33],[34]
C000038035 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	39.10%	[33],[34]
C000038035 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	43.00%	[33],[34]
C000038035 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%	[33],[34]
C000038035 [Member] | Tobacco [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%	[33],[35]
C000038035 [Member] | Education [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%	[33],[35]
C000038035 [Member] | Housing [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%	[33],[35]
C000038035 [Member] | County City Special District School District [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%	[33],[35]
C000038035 [Member] | Health [Member]
Holdings [Line Items]
Percent of Total Investments	18.80%	[33],[35]
C000038035 [Member] | State [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%	[33],[35]
C000038035 [Member] | Corporate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	25.60%	[33],[35]
C000038035 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%	[33],[35]
C000038035 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Total Investments	26.90%	[33],[35]

[1]	Excludes short-term securities.
[2]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[3]	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
[4]	Ten largest sectors are presented. Additional sectors are found in Other.
[5]	Excludes short-term securities.
[6]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[7]	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
[8]	Ten largest sectors are presented. Additional sectors are found in Other.
[9]	Excludes short-term securities.
[10]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[11]	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
[12]	Ten largest sectors are presented. Additional sectors are found in Other.
[13]	Excludes short-term securities.
[14]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[15]	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
[16]	Ten largest sectors are presented. Additional sectors are found in Other.
[17]	Excludes short-term securities.
[18]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[19]	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
[20]	Ten largest sectors are presented. Additional sectors are found in Other.
[21]	Excludes short-term securities.
[22]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[23]	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
[24]	Excludes short-term securities.
[25]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[26]	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
[27]	Excludes short-term securities.
[28]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[29]	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
[30]	Excludes short-term securities.
[31]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[32]	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
[33]	Excludes short-term securities.
[34]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[35]	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.